UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22899

CG Funds Trust
(Exact name of registrant as specified in charter)

805 Third Avenue, Suite 1120
New York, NY 10022
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President & Chief Executive Officer
CG Funds Trust
805 Third Avenue, Suite 1120
New York, NY 10022
 (Name and address of agent for service)

(646) 568-4083
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

CG Core Total Return Fund
Schedule of Investments
January 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 77.4%
Banks - 1.4%
SVB Financial Group (a)	400	$93,352

Capital Goods - 6.9%
Boeing Co.	350	134,967
Caterpillar, Inc.	900	119,844
Cummins, Inc.	600	88,266
Lockheed Martin Corp.	400	115,876
		458,953
Commercial & Professional Services - 2.3%
Cintas Corp.	800	150,008

Consumer Durables & Apparel - 2.7%
D.R. Horton, Inc.	2,500	96,125
VF Corp.	1,000	84,170
		180,295
Consumer Services - 0.9%
Las Vegas Sands Corp.	1,000	58,360

Diversified Financials - 3.3%
American Express Co.	1,000	102,700
Intercontinental Exchange, Inc.	1,500	115,140
		217,840
Energy - 5.9%
Cheniere Energy, Inc. (a)	1,500	98,475
EOG Resources, Inc.	1,000	99,200
Marathon Petroleum Corp.	1,700	112,642
Pioneer Natural Resources Co.	600	85,392
		395,709
Health Care Equipment & Services - 2.7%
HealthEquity, Inc. (a)	1,200	74,808
UnitedHealth Group, Inc.	400	108,080
		182,888
Materials - 1.6%
DowDuPont, Inc.	2,000	107,620

Media & Entertainment - 6.6%
Alphabet, Inc. - Class A (a)	140	157,624
Facebook, Inc. - Class A (a)	400	66,676
Sirius XM Holdings, Inc.	10,000	58,300
Tencent Holdings Ltd. - ADR	1,000	44,610
Walt Disney Co.	1,000	111,520
		438,730

Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
Emergent BioSolutions, Inc. (a)	1,500	93,585
Gilead Sciences, Inc.	2,000	140,020
Ligand Pharmaceuticals, Inc. (a)	500	59,050
Regeneron Pharmaceuticals, Inc. (a)	300	128,781
Spring Bank Pharmaceuticals, Inc. (a)	5,000	54,150
Thermo Fisher Scientific, Inc.	600	147,402
		622,988
Real Estate - 0.8%
Weyerhaeuser Co. - REIT	2,000	52,480

Retailing - 5.3%
Amazon.com, Inc. (a)	130	223,435
Home Depot, Inc.	700	128,471
		351,906
Semiconductors & Semiconductor Equipment - 6.6%
Intel Corp.	3,000	141,360
KLA-Tencor Corp.	700	74,599
Micron Technology, Inc. (a)	3,500	133,770
NXP Semiconductors NV	1,000	87,030
		436,759
Software & Services - 13.6%
Adobe Systems, Inc. (a)	700	173,474
Globant SA (a)	1,000	67,600
Microsoft Corp.	1,500	156,645
MongoDB, Inc. (a)	2,000	184,720
PayPal Holdings, Inc. (a)	2,000	177,520
Salesforce.com, Inc. (a)	600	91,182
SS&C Technologies Holdings, Inc.	1,000	51,490
		902,631
Telecommunication Services - 1.2%
Verizon Communications, Inc.	1,500	82,590

Transportation - 6.2%
Alaska Air Group, Inc.	1,500	95,925
CSX Corp.	2,000	131,400
Delta Air Lines, Inc.	2,000	98,860
United Parcel Service, Inc. - Class B	800	84,320
		410,505
TOTAL COMMON STOCKS (Cost $4,226,150)		$5,143,614

	Principal
FIXED INCOME - 12.0%	Amount
CORPORATE BONDS - 9.3%
Banks - 1.5%
Citigroup, Inc.
2.700%, 03/30/2021	$100,000	99,353

Capital Goods - 1.8%
Boeing Co.
2.125%, 03/01/2022	125,000	122,483

Insurance - 1.5%
MetLife, Inc.
5.250%, 12/29/2049	100,000	100,358

Pharmaceuticals, Biotechnology & Life Sciences - 4.5%
Amgen, Inc.
2.200%, 05/22/2019	100,000	99,813
2.125%, 05/01/2020	100,000	99,211
Celgene Corp.
3.250%, 02/20/2023	100,000	99,635
		298,659
TOTAL CORPORATE BONDS (Cost $621,929)		$620,853

PREFERRED STOCKS - 2.7%	Shares
Banks - 1.6%
HSBC Holdings PLC, Series A, 6.200%	2,000	50,700
JPMorgan Chase & Co., Series T, 6.700%	1,000	25,210
Wintrust Financial Corp., Series D, 6.500%	1,000	28,850
		104,760
Insurance - 1.1%
Aegon NV, 6.375%	3,000	76,590
TOTAL PREFERRED STOCKS (Cost $177,335)		$181,350

TOTAL FIXED INCOME (Cost $799,264)		$802,203

INVESTMENT COMPANIES - 3.1%
Eaton Vance Floating Rate Income Trust	8,000	106,240
Virtus Seix Floating Rate High Income Fund, Class I	11,521	97,581
TOTAL INVESTMENT COMPANIES (Cost $218,437)		$203,821

SHORT-TERM INVESTMENT - 7.8%
Fidelity Institutional Government Portfolio, Class I, 2.28% (b)
TOTAL SHORT-TERM INVESTMENT (Cost $515,852)	515,852	$515,852

Total Investments (Cost $5,759,703) - 100.3%		$6,665,490
Other Assets & Liabilities, Net - (0.3)%		(22,439)
TOTAL NET ASSETS - 100.0%		$6,643,051

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) The rate shown is the annualized seven-day effective yield as of January 31, 2019.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS®") was developed by and is the exclusive Property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,143,614	$-	$-	$5,143,614
Corporate Bonds	-	620,853	-	$620,853
Preferred Stocks	181,350	-	-	$181,350
Investment Companies	203,821	-	-	$203,821
Short-Term Investment	515,852	-	-	$515,852
Total Investments	$6,044,637	$620,853	$-	$6,665,490

Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     CG Funds Trust

By (Signature and Title) /s/ Robert P. Morse
                                        Robert P. Morse, President & Chief Executive Officer

Date  March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
                                          Robert P. Morse, President & Chief Executive Officer

Date  March 6, 2019

By (Signature and Title)*  /s/ Jian Wang
                                           Jian Wang, Treasurer

Date  March 7, 2019

* Print the name and title of each signing officer under his or her signature.